Other Receivables and Other Current Assets (Tables)	12 Months Ended
Oct. 31, 2024
Other Receivables and Other Current Assets [Abstract]
Schedule of Other Receivables and Other Current Assets

Other receivables and other current assets comprised of the following:

	October 31, 2024	October 31, 2023
Other receivables	18,441	31,487
Deferred IPO Cost	1,088,400	199,646
Deferred tax asset	—	33,830
Prepaid expenses	8,030	101,790
Other receivables and other current assets	1,114,871	366,753